UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-6502

Name of Fund:  MuniYield Florida Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield Florida Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield Florida Fund


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
District of          $   1,000   Metropolitan Washington, D.C., Airports Authority, Airport System Revenue Bonds,
Columbia - 0.5%                  AMT, Series A, 5.25% due 10/01/2032 (c)                                              $     1,046


Florida - 119.4%         2,100   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                        2,277

                         2,000   Beacon Tradeport Community Development District, Florida, Special Assessment
                                 Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)           2,174

                         2,870   Broward County, Florida, Airport System Revenue Bonds, AMT, Series I, 5.75% due
                                 10/01/2018 (a)                                                                             3,183

                         1,000   Broward County, Florida, Educational Facilities Authority Revenue Bonds
                                 (Nova Southeastern University), Series B, 5.625% due 4/01/2034                             1,048

                                 Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                                 Hospital):
                         2,385       6.25% due 8/15/2023                                                                    2,613
                         2,850       6.375% due 8/15/2032                                                                   3,123

                         3,160   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities),
                                 AMT, 6.50% due 10/01/2025                                                                  3,308

                         2,040   Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 5.40% due 10/01/2021 (d)(i)                                                                2,120

                         1,060   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                                 (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                               1,067

                           635   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 4, 6.25% due 7/01/2022 (e)                                                            649

                                 Florida Municipal Loan Council Revenue Bonds (b):
                         1,580       Series A-1, 5.125% due 7/01/2034                                                       1,668
                         4,250       Series B, 5.375% due 11/01/2030                                                        4,600

                         1,220   Florida State Board of Education, Capital Outlay, GO, Public Education, Series A,
                                 6% due 1/01/2010 (f)                                                                       1,370

                         1,000   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due
                                 7/01/2014 (c)                                                                              1,123

                         1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility
                                 System), 5.125% due 10/01/2033 (a)                                                         1,058

                         1,000   Fort Pierce, Florida, Redevelopment Agency, Revenue Refunding Bonds, 5% due
                                 5/01/2026 (l)                                                                              1,063


Portfolio Abbreviations


To simplify the listings of MuniYield Florida Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
S/F       Single-Family



MuniYield Florida Fund


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Florida              $   1,075   Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5.25% due
(concluded)                      10/01/2022                                                                           $     1,180

                         5,900   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                                     6,411

                         5,000   Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due
                                 5/01/2030 (a)                                                                              5,265

                                 Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum),
                                 AMT:
                         2,500       Series A, 7.125% due 4/01/2030                                                         2,803
                         3,750       Series B, 7.125% due 4/01/2030                                                         4,205

                         1,000   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer
                                 Center Project), Series C, 5.50% due 7/01/2032                                             1,041

                         1,500   Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (b)                      1,576

                         4,000   Hillsborough County, Florida, School District, Sales Tax Revenue Refunding Bonds,
                                 5.375% due 10/01/2011 (a)(f)                                                               4,425

                         8,240   Jacksonville Electric Authority, Florida, Electric System Revenue Bonds,
                                 Series 3-A, 5.375% due 10/01/2007 (f)(l)                                                   8,666

                        12,000   Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds,
                                 Series C, 5.25% due 10/01/2037 (b)                                                        12,267

                         1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                 Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (b)               1,104

                         1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), 5.50% due 10/01/2030 (g)                                               1,200

                         1,500   Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5.125% due
                                 10/01/2032 (c)                                                                             1,578

                         2,315   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
                                 Bonds, 5.25% due 10/01/2032 (c)                                                            2,483

                         3,500   Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System),
                                 Series A, 5.50% due 11/15/2026 (b)                                                         3,781

                         2,075   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (a)                       2,267

                            80   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series A-1, 7.125% due 3/01/2028 (d)(i)                                                       80

                         1,000   Lee County, Florida, Transportation Facilities Revenue Bonds (Sanibel Bridges and
                                 Causeway), Series B, 5% due 10/01/2035 (m)                                                 1,050

                           210   Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                                 AMT, Series B, 7.30% due 1/01/2028 (d)(j)                                                    213

                           290   Manatee County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                                 Sub-Series 2, 7.75% due 5/01/2026 (d)(j)                                                     293

                           290   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1,
                                 6.25% due 11/01/2028 (d)                                                                     292

                                 Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Martin Memorial Medical Center), Series A:
                         1,350       5.75% due 11/15/2022                                                                   1,459
                         3,535       5.875% due 11/15/2032                                                                  3,818

                         3,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)               3,334
                                 Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A:
                         4,280        5% due 10/01/2033 (e)                                                                 4,404
                         4,300        (Miami International Airport), 6% due 10/01/2029 (c)                                  4,767

                         1,750   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University
                                 of Miami), Series A, 5.75% due 4/01/2029 (a)                                               1,932

                                 Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds (c):
                         8,000       DRIVERS, Series 160, 6.375% due 7/01/2010 (f)(n)                                      10,284
                         3,750       Series B, 5% due 7/01/2033                                                             3,937

                           585   Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Refunding Bonds,
                                 AMT, Series A-1, 6.30% due 10/01/2020 (d)(i)                                                 611

                         3,300   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds, DRIVERS, Series 208, 8.606% due 8/15/2017 (a)(n)                                    3,964

                         3,200   Miami-Dade County, Florida, School Board COP, Series A, 5.50% due 10/01/2009 (e)(f)        3,485

                         2,800   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (b)     3,058

                                 Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                         1,750       (Adventist Health System), 6.25% due 11/15/2024                                        1,941
                         5,140       (Orlando Regional Healthcare), 6% due 12/01/2028                                       5,600

                        10,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023 (b)              11,218

                         8,615   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                 10/01/2032 (a)                                                                             9,455

                                 Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B (a):
                         3,000       5% due 7/01/2030                                                                       3,148
                         7,335       5% due 7/01/2035                                                                       7,671

                         1,000   Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds,
                                 Series C, 5.25% due 10/01/2023                                                             1,087

                         1,955   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)              2,104

                         1,760   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due
                                 10/01/2027 (c)                                                                             1,943

                         3,390   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due
                                 6/01/2015 (c)                                                                              4,339

                           190   Palm Beach County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 Series A, 6.80% due 10/01/2027 (d)(i)                                                        194

                         1,260   Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention Center
                                 Project), 5.625% due 11/01/2011 (c)(f)                                                     1,412

                         6,000   Palm Beach County, Florida, School Board COP, Series A, 6.25% due 8/01/2010 (c)(f)         6,870

                                 Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County
                                 Program), AMT, Series A-1 (d)(i):
                           625       6.30% due 9/01/2020                                                                      626
                           960       6.35% due 9/01/2025                                                                      962

                         3,000   Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
                                 System Inc.), 5.75% due 11/15/2029                                                         3,232

                         4,385   Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (e)    4,790

                         1,200   Port Everglades Authority, Florida, Port Revenue Bonds, 7.125% due 11/01/2016 (h)          1,463

                         1,215   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2025 (b)                    1,325

                                 Saint Johns County, Florida, Sales Tax Revenue Bonds, GO (a):
                         1,200       Series A, 5.25% due 10/01/2034                                                         1,300
                         1,015       Series B, 5.25% due 10/01/2032                                                         1,100

                         4,250   South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337,
                                 8.611% due 5/01/2032 (b)(n)                                                                5,090

                                 South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.):
                         1,000       5.80% due 10/01/2034                                                                   1,048
                         1,150       6.375% due 10/01/2034                                                                  1,238

                           600   Tallahassee, Florida, Consolidated Utility Systems, Revenue Refunding Bonds, 5%
                                 due 10/01/2025 (a)                                                                           641

                         5,000   Tampa Bay, Florida, Water Utility System Revenue Bonds, 5.75% due 10/01/2011 (c)(f)        5,634

                                 University of Central Florida (UCF) Athletics Association Inc., COP, Series A (c):
                         1,000       5% due 10/01/2030                                                                      1,052
                         3,235       5.25% due 10/01/2034                                                                   3,478

                                 Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A (b):
                         1,385       5% due 11/01/2032                                                                      1,451
                         1,995       5.375% due 11/01/2034                                                                  2,192
                         1,000       5.125% due 11/01/2036                                                                  1,065

                         5,040   Village Center Community Development District, Florida, Utility Revenue Bonds,
                                 5.125% due 10/01/2028 (b)                                                                  5,368

                         5,000   Volusia County, Florida, School Board, COP (Master Lease Program), 5.50% due
                                 8/01/2024 (e)                                                                              5,393

                         2,400   Winter Haven, Florida, Utility System Revenue Refunding and Improvement Bonds,
                                 5% due 10/01/2035 (b)                                                                      2,539


Illinois - 0.5%          1,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Bonds,
                                 Third Lien, AMT, Series D, 5% due 1/01/2034 (m)                                            1,028


Massachusetts - 2.6%     5,030   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (e)                                                             5,336


Nevada - 1.2%            2,505   Clark County, Nevada, IDR (Southwest Gas Corporation Project), Refunding, AMT,
                                 Series B, 5% due 12/01/2033 (c)                                                            2,580


New Jersey - 3.5%                New Jersey EDA, Cigarette Tax Revenue Bonds:
                         3,500       5.50% due 6/15/2024                                                                    3,701
                         1,735       5.75% due 6/15/2029                                                                    1,859
                           505       5.50% due 6/15/2031                                                                      530

                         1,000   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041     1,209


Pennsylvania - 1.4%      2,800   Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                 (Aqua Pennsylvania Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)                     2,900


Texas - 6.0%             2,000   North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                 5% due 12/15/2032 (b)                                                                      2,091

                        10,005   San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract Revenue
                                 Empowerment Zone Bonds, AMT, Series A, 5% due 7/15/2034 (a)                               10,333


Virginia - 3.9%          7,750   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.50% due 6/01/2026                                                                        8,171


Puerto Rico - 8.3%       8,000   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                                     8,921

                         2,000   Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                 Bonds, Series I, 5% due 7/01/2036                                                          2,081

                                 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E:
                         1,715       5.70% due 2/01/2010 (f)                                                                1,887
                         4,025       5.50% due 8/01/2029                                                                    4,334

                                 Total Investments (Cost - $286,226*) - 147.3%                                            305,653
                                 Liabilities in Excess of Other Assets - (1.5%)                                           (3,155)
                                 Preferred Shares, at Redemption Value - (45.8%)                                         (95,014)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Shares - 100.0%                                      $   207,484
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                              (in Thousands)

    Aggregate cost                                           $       286,248
                                                             ===============
    Gross unrealized appreciation                            $        19,561
    Gross unrealized depreciation                                      (156)
                                                             ---------------
    Net unrealized appreciation                              $        19,405
                                                             ===============

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) GNMA Collateralized.

(e) FSA Insured.

(f) Prerefunded.

(g) ACA Insured.

(h) Escrowed to maturity.

(i) FNMA Collateralized.

(j) FHLMC Collateralized.

(k) Radian Insured.

(l) XL Capital Insured.

(m) CIFG Insured.

(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

    Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                          (7,630)             $  33


    Forward interest rate swaps outstanding as of July 31, 2005 were as follows:

                                                              (in Thousands)

                                                    Notional      Unrealized
                                                      Amount    Appreciation

    Pay a fixed rate of 3.582% and receive
    a floating rate based on 1-week USD
    Bond Market Association rate

    Broker, JPMorgan Chase Bank
    Expires August 2015                           $   23,300       $     104

    Pay a fixed rate of 3.568% and receive
    a floating rate based on 1-week USD
    Bond Market Association rate

    Broker, JPMorgan Chase Bank
    Expires October 2015                          $   11,400              87
                                                                   ---------
    Total                                                          $     191
                                                                   =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Florida Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Florida Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Florida Fund, Inc.


Date: September 23, 2005